Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jan. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of January 31,	As of July 31,
	2026	2025
Furniture, fixtures and equipment	$-	$-
Less: accumulated depreciation	-	-
Property and equipment, net	$-	$-